Income tax expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax expense
9.	Income tax expense

a)	Income tax expense

(a)	Components of income tax expense:

	2017	2018	2019
	NT$000	NT$000	NT$000
Current income tax:
Current income tax on profits for the period	125,376	326,057	408,788
Income tax on unappropriated retained earnings	246,684	28,165	74,540
Prior year income tax under (over) estimation	67,885	3,729	(5,016)

Total current income tax	439,945	357,951	478,312

Deferred income tax:
Relating to origination and reversal of temporary differences	110,542	101,441	35,367
Impact of change in tax rate	—	(2,774)	—

Total deferred income tax	110,542	98,667	35,367

Income tax expense	550,487	456,618	513,679

(b)	The income tax (charge)/credit relating to components of other comprehensive income is as follows:

	2017	2018	2019
	NT$000	NT$000	NT$000
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	—	17,005	(7,016)
Remeasurement of defined benefit obligations	8,642	(11,992)	4,183
Impact of change in tax rate	—	(887)	—

	8,642	4,126	(2,833)

b)	Reconciliation of income tax expense and the accounting profit:

	2017	2018	2019
	NT$000	NT$000	NT$000
Tax calculated based on profit before tax and statutory tax rate	566,649	356,488	606,917
Expenses disallowed by tax regulation	10,185	14,689	3,055
Tax exempted (income) expenses by tax regulation	(256,788)	66,353	(165,979)
Temporary differences not recognized as deferred tax assets	(85,168)	(10,951)	(608)
Prior year income tax under (over) estimation	67,885	3,729	(5,016)
Income tax on unappropriated retained earnings	246,684	28,165	74,540
Impact of change in tax rate	—	(2,774)	—
Effect of different tax rates in countries in which the Group operates	1,040	919	770

Income tax expense	550,487	456,618	513,679

c)	The amounts of deferred tax assets or liabilities resulting from temporary differences and investment tax credits are as follows:

	2018
	January 1	Effects on initial application of IFRS 9 and IFRS 15	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	9,132	(770)	(1,130)	—	7,232
Property, plant and equipment	55,494	—	8,689	—	64,183
Provisions	21,643	—	(9,247)	—	12,396
Deferred revenue	39,485	—	(5,329)	—	34,156
Net defined benefit liability	78,451	—	7,889	14,403	100,743
Unrealized exchange losses	8,167	144	(4,736)	—	3,575
Investment tax credit	—	—	4,420	—	4,420
Others	—	—	11	—	11

Total	212,372	(626)	567	14,403	226,716

Deferred tax liabilities
Property, plant and equipment	(174,293)	—	(107,301)	—	(281,594)
Contract assets	—	(8,067)	8,067	—	—
Financial assets at fair value through other comprehensive income	—	(8,636)	—	(18,529)	(27,165)

Total	(174,293)	(16,703)	(99,234)	(18,529)	(308,759)

Information presented on statements of financial position:
Deferred tax assets	212,372				226,716

Deferred tax liabilities	(174,293)				(308,759)

	2019
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	7,232	5,468	—	12,700
Property, plant and equipment	64,183	(25,515)	—	38,668
Provisions	12,396	(6,796)	—	5,600
Deferred revenue	34,156	(6,506)	—	27,650
Net defined benefit liability	100,743	(3,948)	(4,183)	92,612
Unrealized exchange losses	3,575	13,721	—	17,296
Investment tax credit	4,420	(4,420)	—	—
Others	11	15	—	26

Total	226,716	(27,981)	(4,183)	194,552

Deferred tax liabilities
Property, plant and equipment	(281,594)	(7,386)	—	(288,980)
Financial assets at fair value through other comprehensive income	(27,165)	—	7,016	(20,149)

Total	(308,759)	(7,386)	7,016	(309,129)

Information presented on statements of financial position
Deferred tax assets	226,716			194,552

Deferred tax liabilities	(308,759)			(309,129)

d)
The Company has not recognized deductible and taxable temporary differences associated with investments as deferred tax assets and liabilities. As of December 31, 2018 and 2019, the amount of taxable temporary differences not recognized as deferred tax liability were NT$495,154 thousand and NT$180,395 thousand, respectively.

e)	The Company’s income tax returns through 2016 have been assessed and approved by the Tax Authority.

f)
The amendment to the Income Tax Act in ROC has been approved and promulgated in February 2018 to raise the profit-seeking enterprise income tax rate from 17% to 20%, decrease the tax rate on unappropriated retained earnings from 10% to 5%, and abandon the imputation tax credit account effective from fiscal year starting January 1, 2018.

g)
On October 31, 2016, the Company merged with its former parent company, ChipMOS TECHNOLOGIES (Bermuda) LTD. (“ChipMOS Bermuda”) and as a result, the Company recognized its own shares originally held by former parent company as treasury stock. Subsequently, the Company deducted unappropriated retained earnings by NT$5,052,343 thousand to reflect the loss due from the cancellation of treasury stock. In January 2017, the Company has filed an application to the National Taxation Bureau of the Northern Area, Ministry of Finance to apply the accumulated deficit amount, derived from subtracting the aforementioned amount from unappropriated retained earnings generated prior to year 2015 (not including 2015 unappropriated retained earnings), as a deduction in the calculation of years 2016 and 2015 additional 10% tax on unappropriated retained earnings. On August 26, 2019, the Ministry of Finance issued Interpretation No.10804006760 and agreed the aforementioned deduction of unappropriated retained earnings to reflect the loss due from the cancellation of treasury stock as a result of the merger. As of the issue date of this report, the Company has not received the Notice for Assessment of Tax approved by the National Taxation Bureau of the Northern Area, Ministry of Finance.